February 27, 1996


U.S. Securities and Exchange Commission
Attn: Filing Desk
450 5th Street, N.W.
Washington, DC  20549

RE: Rule 24(f)-2 Notice for Warburg Pincus Trust
    File No.  33-58125

Dear Gentlemen and Ladies:

Pursuant to Rule 24(f)-2 of the Investment Company Act of 1940, the above referenced Fund hereby files the following:

1. Rule 24(f)-2 Notice; and
2. Opinion of Counsel.

We will obtain confirmation of this filing via our CompuServe account, 72741,733. If there are any questions on this filing I can be reached at
(302) 791-2919.

Very Truly Yours,

Wendy McGee
Legal Assistant

Enclosures




                    U.S. SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                 FORM 24f-2
                      Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2

1. Name and address of issuer:   Warburg Pincus Trust
                                 466 Lexington Avenue
                                 New York, NY 10017

2. Name of each series or class of funds for which this notice is filed:

         International Equity Portfolio
         Small Company Growth Portfolio
         Post Venture Capital Portfolio

3. Investment Company Act File Number:        811-7261

   Securities Act File Number:         33-58125

4. Last day of fiscal year for which this notice is filed:    12/31/96

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year of purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                              [  ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:



7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning
   of the fiscal year:   None

8. Number and amount of securities registered during the fiscal year other
   than pursuant to rule 24f-2:   None

9. Number and aggregate sale price of securities sold during the fiscal year:

        Number:         100,000
        Sale Price:  $1,000,000

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

        Number:         100,000
        Sale Price:  $1,000,000

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

        Number:             134
        Sale Price:      $1,502

12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the
    fiscal year in reliance on rule 24f-2 (from Item 10):        $ 1,000,000

    (ii) Aggregate price of shares issued in connection with
    dividend reinvestment plans (from Item 11, if applicable):   +     1,502

    (iii) Aggregate price of shares redeemed or repurchased
    during the fiscal year (if applicable):                      -   473,712

    (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant
    to rule 24e-2 (if applicable):                               +     0

    (v) Net aggregate price of securities sold and issued
    during the fiscal year in reliance on rule 24f-2
    [line (i), plus line (ii), less line (iii), plus
    line (iv)] (if applicable):                                  $    527,790

    (vi) Multiplier prescribed by Section 6(b) of the
    Securities Act of 1933 or other applicable law
    or regulation:                                               /    3300

    (vii) Fee due [line (i) or line (v) multiplied by
    line (vi)]:                                                  $   159.94

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                       [ X ]

Date of mailing or wire transfer of filing fees to the Commission's
lockbox depository:   2/26/97


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:     /s/Eugene P. Grace
        Eugene P. Grace
        Vice President and Secretary

Date:   February 26, 1997



February 26, 1997


Warburg, Pincus Trust
466 Lexington Avenue
New York, New York 10017

Re:  Rule 24f-2 Notice
     for Warburg, Pincus Trust
     (the "Trust") (Securities Act File No. 33-58125;
     Investment Company Act File No. 811-07261)

Ladies and Gentlemen:

The Trust, a Massachusetts business trust, is filing with the Securities and Exchange Commission a Rule 24f-2 notice containing the information specified in paragraph (b)(1) of Rule 24f-2 under the Investment Company Act of 1940, as amended (the "Rule"). We understand that the Trust has previously filed a registration statement on Form N-1A (the "Registration Statement") under the Securities Act of 1933, as amended, adopting the declaration authorized by paragraph (a)(1) of the Rule to the effect that an indefinite number of shares of beneficial interest of the Trust (the "Shares") were being registered by such registration statement. The effect of the Rule 24f-2 notice, when accompanied by the filing fee, if any, payable as prescribed by paragraph (c) of the Rule and by this opinion, will be to make definite in number the number of Shares sold by the Fund in reliance upon the Rule (the "Rule 24f-2 Shares") during the fiscal year ended December 31, 1996.

As to the various questions of fact material to the opinion expressed herein we have relied upon and assumed the genuineness of the signatures on, the conformity to originals of, and the authenticity of, all documents, including but not limited to certificates of officers of the Trust, submitted to us as originals or copies, which facts we have not independently verified. Capitalized terms used herein but not otherwise defined have the meanings ascribed to them in the Registration Statement.

On the basis of the foregoing, and assuming compliance with the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and applicable state laws regulating the sale of securities, and assuming further that all of the Rule 24f-2 Shares sold during the fiscal year ended December 31, 1996 were sold in accordance with the terms of the Trust's Prospectuses and Statements of Additional Information in effect at the time of sale at a sales price in each case in excess of the par value of the Rule 24f-2 Shares, we are of the opinion that such Rule 24f-2 Shares were legally issued, fully paid and non-assessable by the Trust. We note, however, that shareholders of a Massachusetts business trust may under some circumstances be subject to assessment at the instance of creditors to pay the obligations of such trust in the event that its assets are insufficient for the purpose.

We are members of the Bar of the State of New York and do not hold ourselves out as being conversant with the laws of any jurisdiction other than those of the United States of America and the State of New York. With respect to matters of Massachusetts law, we have relied on the opinion of Messrs. Sullivan & Worcester, a copy of which is attached hereto.

We hereby consent to the filing of this opinion with the Securities and Exchange Commission in connection with the Notice.

Very truly yours,

WILLKIE FARR & GALLAGHER

/s/Rose F. DiMartino
Rose F. DiMartino
A Member of the Firm




February 27, 1997

Willkie Farr & Gallagher
One Citicorp Center
153 East 53rd Street
New York, New York  10022

Re:  Warburg, Pincus Trust:  Notice Pursuant to Rule 24f-2

Ladies and Gentlemen:

You have requested our opinion as to certain matters of Massachusetts law related to the Notice (the "Notice") for the fiscal year ended December 31, 1996, which Warburg, Pincus Trust, a Massachusetts trust with transferable shares (the "Trust"), is to file pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

The Trust was organized under a Declaration of Trust dated March 15, 1995, as amended by a Certificate of Amendment dated March 31, 1995 and supplemented by a Certificate of Establishment and Designation of Series of Shares dated April 16, 1996 (as so amended and supplemented, the "Declaration"). We have acted as Massachusetts counsel to the Trust in connection with the execution and delivery of the Declaration, and the actions taken by the Trustees of the Trust to organize the Trust and to authorize the issuance and sale of shares of beneficial interest, one mill ($.001) par value, of the several series authorized by the Declaration (the "Shares"). In this connection, we have participated in the drafting of, and are familiar with, the Declaration, the Bylaws of the Trust, the Notice, the forms of the Prospectus and the Statement of Additional Information presently included in the Trust's Registration Statement on Form N-1A, the records of the actions of the Trustees of the Trust to organize the Trust and to authorize the issuance of its Shares, certificates of public officials and of Trustees and officers of the Trust as to matters of fact, and such other documents and instruments, certified or otherwise identified to our satisfaction, and such questions of law and fact, as we have considered necessary or appropriate for purposes of the opinions expressed herein. We have assumed the genuineness of the signatures on, and the authenticity of, all documents furnished to us, and the conformity to the originals of documents submitted to us as copies, which facts we have not independently verified.

Based upon and subject to the foregoing, we hereby advise you that, in our opinion, under the laws of The Commonwealth of Massachusetts:

1. The Trust is validly existing as a trust with transferable shares of the type commonly called a Massachusetts business trust.

2. The Trust is authorized to issue an unlimited number of Shares; the Shares issued by the Trust during the fiscal year ended December 31, 1996 (the "Issued Shares") have been duly and validly authorized by all requisite action of the Trustees of the Trust, and no action of the shareholders of the Trust is required in such connection.

3. The Issued Shares were validly and legally issued, and fully paid and nonassessable by the Trust.

With respect to the opinion stated in paragraph 3 above, we wish to point out that the shareholders of a Massachusetts business trust may under some circumstances be subject to assessment at the instance of creditors to pay the obligations of such trust in the event that its assets are insufficient for the purpose.

This letter expresses our opinions as to the provisions of the Declaration and the laws of The Commonwealth of Massachusetts applying to business trusts generally, but does not extend to the Massachusetts Securities Act, or to federal securities or other laws.

We hereby consent to the filing of this opinion with the Securities and Exchange Commission, together with the Notice. In giving such consent, we do not thereby concede that we come within the category of persons whose consent is required under Section 7 of the Securities Act of 1933, as amended.

Very truly yours,

/s/Sullivan & Worcester LLP
SULLIVAN & WORCESTER LLP